Other accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Accrued profesisonal services	$ 23	$ 8
Rents	19	44
Management fees	503	280
Accrued Interest	49
Other	21	6
Total	$ 615	$ 338